Provisions - Movement in the Present Value of Obligations (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	€ 3
Net defined benefit liability (asset)	3	€ 3
Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3,378	2,858
Translation differences	(193)	(135)
Current service cost	21	21
Interest cost	136	131
Actuarial losses and gains	136	643
Benefits paid	(154)	(129)
Other movements	(2)	(11)
Inclusion of companies	61
Net defined benefit liability (asset)	3,383	3,378
Others
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0
Net defined benefit liability (asset)	0	0
Others | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	16	15
Translation differences	(2)	0
Current service cost	1	0
Interest cost	1	1
Actuarial losses and gains	0	0
Benefits paid	(1)	0
Other movements	1	0
Inclusion of companies	0
Net defined benefit liability (asset)	16	16
Spain | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0
Net defined benefit liability (asset)	0	0
Spain | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	533	552
Translation differences	0	0
Current service cost	6	7
Interest cost	6	8
Actuarial losses and gains	(9)	17
Benefits paid	(46)	(51)
Other movements	0	0
Inclusion of companies	0
Net defined benefit liability (asset)	490	533
United Kingdom | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0
Net defined benefit liability (asset)	0	0
United Kingdom | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	1,834	1,613
Translation differences	(67)	(251)
Current service cost	0	0
Interest cost	46	54
Actuarial losses and gains	60	444
Benefits paid	(46)	(26)
Other movements	1	0
Inclusion of companies	0
Net defined benefit liability (asset)	1,828	1,834
Germany | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0
Net defined benefit liability (asset)	0	0
Germany | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	233	198
Translation differences	0	0
Current service cost	9	6
Interest cost	4	5
Actuarial losses and gains	(8)	31
Benefits paid	(3)	(3)
Other movements	0	(4)
Inclusion of companies	0
Net defined benefit liability (asset)	235	233
Brazil | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	3
Net defined benefit liability (asset)	3	3
Brazil | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	737	449
Translation differences	(109)	125
Current service cost	3	1
Interest cost	73	59
Actuarial losses and gains	85	149
Benefits paid	(55)	(46)
Other movements	0	0
Inclusion of companies	0
Net defined benefit liability (asset)	734	737
Hispanoamérica | Operating segments
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	0
Net defined benefit liability (asset)	0	0
Hispanoamérica | Operating segments | Present value of obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	25	31
Translation differences	(15)	(9)
Current service cost	2	7
Interest cost	6	4
Actuarial losses and gains	8	2
Benefits paid	(3)	(3)
Other movements	(4)	(7)
Inclusion of companies	61
Net defined benefit liability (asset)	€ 80	€ 25